TRADE AND OTHER PAYABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER PAYABLES
Trade, current	$ 929	$ 1,683
Lease liabilities, current	126	150
Trade and other payables	1,055	1,833
Lease liabilities, noncurrent	338	463
Total, noncurrent	$ 338	$ 463